As filed with the Securities and Exchange Commission on May 22, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22563

Mairs & Power Funds Trust
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Address of principal executive offices) (Zip code)

Andrea Stimmel, Chief Compliance Officer & Treasurer
332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

651-222-8478
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2014

Shares	Security Description	Fair Value
	COMMON STOCKS 97.6%
	CONSUMER DISCRETIONARY 4.5%
2,186,800	Target Corp.	$132,323,268
640,000	The Walt Disney Company	51,244,800
		183,568,068
	CONSUMER STAPLES 5.2%
2,010,000	General Mills, Inc.	104,158,200
2,230,000	Hormel Foods Corp.	109,872,100
		214,030,300
	ENERGY 3.3%
1,390,000	Schlumberger, Ltd. (a)	135,525,000

	FINANCIALS 10.8%
1,910,000	Associated Banc-Corp.	34,494,600
1,600,000	Principal Financial Group	73,584,000
3,060,000	TCF Financial Corp.	50,979,600
300,000	The Travelers Cos., Inc.	25,530,000
4,000,000	U.S. Bancorp	171,440,000
1,800,000	Wells Fargo & Co.	89,532,000
		445,560,200
	HEALTH CARE 18.6%
1,450,000	Baxter International Inc.	106,691,000
1,240,000	Johnson & Johnson	121,805,200
2,560,000	Medtronic, Inc.	157,542,400
1,270,000	Patterson Cos., Inc.	53,035,200
1,550,000	Pfizer Inc.	49,786,000
1,760,000	Roche Holdings Ltd. ADR (f)	66,387,200
1,540,000	St. Jude Medical, Inc.	100,700,600
628,800	SurModics, Inc. (b)	14,210,880
640,000	Techne Corp.	54,636,800
430,300	Zimmer Holdings, Inc.	40,697,774
		765,493,054
	INDUSTRIALS 31.5%
1,190,000	3M Co.	161,435,400
691,381	Badger Meter, Inc.	38,095,093
1,410,000	C.H. Robinson Worldwide, Inc.	73,869,900
283,853	Deluxe Corp.	14,893,767
2,859,000	Donaldson Co., Inc.	121,221,600
2,140,000	Emerson Electric Co.	142,952,000
1,180,000	Fastenal Co.	58,197,600
442,192	G&K Services, Inc., Class A	27,048,884
3,040,000	General Electric Co.	78,705,600
1,440,000	Graco, Inc.	107,625,600
1,550,000	Honeywell International Inc.	143,778,000
1,620,000	Pentair Ltd. (a)	128,530,800
2,191,572	Toro Co.	138,485,435
630,000	United Parcel Service, Inc., Class B	61,349,400
		1,296,189,079
	INFORMATION TECHNOLOGY 9.8%
2,390,000	Corning Inc.	49,759,800
1,012,500	Cray Inc. (b)	37,786,500
134,200	Daktronics, Inc.	1,931,138
1,303,120	Fiserv, Inc. (b)	73,873,873
780,000	Intel Corp.	20,131,800
1,200,000	MTS Systems Corp. (d)	82,188,000
486,185	NVE Corporation (b)(d)(e)	27,731,992
630,000	Qualcomm, Inc.	49,681,800
3,768,000	Western Union Co.	61,644,480
		404,729,383

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)			March 31, 2014

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		MATERIALS 13.1%
2,780,000		Bemis Co., Inc.	$109,087,200
1,415,153		Ecolab, Inc.	152,822,373
2,481,600		H.B. Fuller Co.	119,811,648
2,190,000		Valspar Corp.	157,942,800
			539,664,021
		UTILITIES 0.8%
899,400		MDU Resources Group, Inc.	30,858,414

		TOTAL COMMON STOCKS	$4,015,617,519
		(cost $2,122,432,546)

		SHORT-TERM INVESTMENTS 2.4%
98,282,556		First American Prime Obligations Fund, Class Z, 0.02% (c)	$98,282,556
		(cost $98,282,556)

		TOTAL INVESTMENTS 100.0%	$4,113,900,075
		(cost $2,220,715,102)

		OTHER ASSETS AND LIABILITIES (NET) 0.0%	(202,016)

		TOTAL NET ASSETS 100.0%	$4,113,698,059

	(a)	Foreign security denominated in U.S. dollars. As of March 31, 2014, these securities represented $264,055,800 or 6.4% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2014.
	(d)	Affiliated company.
	(e)	Illiquid security.
	(f)	American Depositary Receipt.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Mairs and Power, Inc.

	See accompanying Notes to Schedules of Investments.

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			March 31, 2014

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 35.4%
	FEDERAL AGENCY OBLIGATIONS 4.3%
1,000,000	Federal National Mortgage Association	3.250%	03/27/28	$933,504
875,000	Federal Farm Credit Bank	3.450%	06/05/28	823,526
1,500,000	Federal Farm Credit Bank	4.040%	06/05/28	1,495,027
1,000,000	Federal Farm Credit Bank	3.700%	06/20/28	947,728
1,000,000	Federal Farm Credit Bank	4.240%	07/17/28	1,002,207
500,000	Federal Farm Credit Bank	4.000%	08/01/28	498,824
1,000,000	Federal Farm Credit Bank	4.080%	08/15/28	985,878
1,040,000	Federal Farm Credit Bank	4.150%	11/20/28	1,047,876
1,084,000	Federal Farm Credit Bank	3.200%	04/24/30	984,772
1,000,000	Federal Home Loan Banks	3.300%	05/07/32	893,941
500,000	Federal National Mortgage Association	3.400%	09/27/32	451,113
1,000,000	Federal Home Loan Banks	3.180%	12/06/32	850,013
1,000,000	Federal Home Loan Banks	3.250%	01/18/33	857,072
1,000,000	Federal Farm Credit Bank	3.480%	02/07/33	891,839
1,000,000	Federal Home Loan Banks	3.230%	02/07/33	854,045
2,000,000	Federal Home Loan Banks	3.500%	02/22/33	1,813,444
1,000,000	Federal Farm Credit Bank	3.500%	02/28/33	888,774
1,500,000	Federal National Mortgage Association	3.500%	03/07/33	1,408,770
3,000,000	Federal National Mortgage Association	3.250%	03/25/33	2,587,599
500,000	Federal National Mortgage Association	3.250%	04/29/33	452,164
1,000,000	Federal Home Loan Banks	3.300%	05/09/33	882,707
500,000	Federal National Mortgage Association	3.430%	05/27/33	457,760
500,000	Federal Home Loan Banks	3.730%	07/01/33	466,575
500,000	Federal Home Loan Banks	4.700%	07/25/33	505,456
840,000	Federal Farm Credit Bank	3.125%	12/05/33	719,557
1,000,000	Federal Farm Credit Bank	4.375%	02/21/34	1,005,135
1,000,000	Federal Home Loan Banks	3.480%	10/09/37	839,469
				25,544,775

	CORPORATE BONDS 28.6%
	CONSUMER DISCRETIONARY 3.4%
250,000	Maytag Corp.	5.000%	05/15/15	260,275
500,000	Gannett Co., Inc.	6.375%	09/01/15	530,000
340,000	Johnson Controls, Inc.	5.500%	01/15/16	367,412
250,000	ServiceMaster Co.	7.100%	03/01/18	250,000
500,000	Best Buy Co., Inc.	5.000%	08/01/18	518,125
1,000,000	Ford Motor Credit Co.	3.000%	12/20/18	1,000,824
500,000	Ford Motor Credit Co.	3.450%	08/20/20	495,091
1,000,000	Time Warner Cable, Inc.	4.125%	02/15/21	1,046,881
1,000,000	Best Buy Co., Inc.	5.500%	03/15/21	1,002,500
1,500,000	Time Warner Cable, Inc.	4.000%	09/01/21	1,556,056
555,000	Kohl's Corporation	4.000%	11/01/21	565,808
500,000	Whirlpool Corporation	4.700%	06/01/22	531,141
1,750,000	Newell Rubbermaid, Inc.	4.000%	06/15/22	1,786,536
1,000,000	Block Financial LLC	5.500%	11/01/22	1,068,150
2,200,000	Darden Restaurants, Inc.	3.350%	11/01/22	1,981,485
1,000,000	Staples, Inc.	4.375%	01/12/23	971,576
2,000,000	Kohl's Corporation	3.250%	02/01/23	1,860,364
1,000,000	Wyndam Worldwide	3.900%	03/01/23	979,726
500,000	Hyatt Hotels Corporation	3.375%	07/15/23	473,173
1,000,000	Metropolitan Opera	4.349%	10/01/32	971,921
2,000,000	Comcast Corporation	4.250%	01/15/33	1,960,292
				20,177,336

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)			March 31, 2014

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	CONSUMER STAPLES 1.4%
500,000	SUPERVALU Inc.	8.000%	05/01/16	$551,250
525,000	Cargill, Inc. (e)	6.000%	11/27/17	599,966
1,000,000	Avon Products, Inc.	4.200%	07/15/18	1,034,360
1,000,000	Safeway, Inc.	3.950%	08/15/20	1,012,245
500,000	Safeway, Inc.	4.750%	12/01/21	511,105
500,000	Avon Products, Inc.	5.000%	03/15/23	500,902
2,949,000	Land O'Lakes Capital Trust I (e)	7.450%	03/15/28	2,875,275
500,000	Altria Group, Inc.	4.250%	08/09/42	443,048
1,000,000	Cargill, Inc. (e)	4.100%	11/01/42	921,496
				8,449,647
	ENERGY 2.0%
500,000	Anadarko Petroleum Corp.	5.950%	09/15/16	554,728
250,000	ConocoPhillips	6.650%	07/15/18	296,561
1,500,000	Murphy Oil Corp.	4.000%	06/01/22	1,486,089
2,500,000	Transocean Ltd. (a)	3.800%	10/15/22	2,390,020
500,000	Murphy Oil Corp.	3.700%	12/01/22	485,366
1,500,000	Sunoco Logistics Partners	3.450%	01/15/23	1,426,029
2,500,000	Williams Companies	3.700%	01/15/23	2,268,710
1,445,000	Boardwalk Pipelines, LP	3.375%	02/01/23	1,271,935
500,000	Global Marine	7.000%	06/01/28	541,993
500,000	Murphy Oil Corp.	5.125%	12/01/42	462,507
500,000	Apache Corporation	4.250%	01/15/44	468,968
				11,652,906
	FINANCIALS 9.7%
500,000	Genworth Life Financial Inc.	5.750%	06/15/14	505,551
500,000	Citigroup Inc.	5.000%	09/15/14	509,683
500,000	Regions Financial Corp.	7.750%	11/10/14	521,039
500,000	SLM Corporation	5.050%	11/14/14	511,250
500,000	General Motors Acceptance Corp.	6.750%	12/01/14	517,500
500,000	Principal Life Global (e)	5.050%	03/15/15	520,898
500,000	Marshall & Ilsley Corp.	4.850%	06/16/15	523,999
500,000	TCF National Bank	5.500%	02/01/16	508,831
500,000	Key Bank National Association	5.450%	03/03/16	541,934
500,000	Symetra Financial Corp. (e)	6.125%	04/01/16	531,729
250,000	Security Benefit Life Insurance (e)	8.750%	05/15/16	276,591
500,000	Merrill Lynch & Co., Inc.	6.050%	05/16/16	546,503
500,000	Torchmark Corp.	6.375%	06/15/16	554,730
500,000	National City Bank	5.250%	12/15/16	552,082
500,000	Marshall & Ilsley Corp.	5.000%	01/17/17	544,332
500,000	Citigroup Inc.	5.500%	02/15/17	551,911
500,000	White Mountain Group, Ltd. (a)(e)	6.375%	03/20/17	558,371
250,000	Merrill Lynch & Co., Inc.	5.700%	05/02/17	278,061
500,000	Royal Bank of Scotland Group, PLC (a)	4.250%	07/15/17	534,390
500,000	Comerica Incorporated	5.200%	08/22/17	555,090
500,000	Bank of America Corp.	6.000%	09/01/17	567,233
500,000	American Express Company	6.000%	09/13/17	574,183
500,000	Bear Stearns Co., Inc.	6.400%	10/02/17	577,088
500,000	The Hartford Financial Services Group Inc.	4.000%	10/15/17	537,333
500,000	Prudential Financial Inc.	6.000%	12/01/17	574,857
500,000	Barclays Bank, PLC (a)(e)	6.050%	12/04/17	560,373
1,000,000	Morgan Stanley	5.950%	12/28/17	1,141,525
500,000	Goldman Sachs Group, Inc.	5.950%	01/18/18	566,243
500,000	Wachovia Corp.	5.750%	02/01/18	572,493
250,000	Lincoln National Corp.	7.000%	03/15/18	291,224
500,000	SunTrust Banks, Inc.	7.250%	03/15/18	587,214
500,000	Morgan Stanley	6.625%	04/01/18	582,881
1,000,000	Jefferies Group, Inc.	5.125%	04/13/18	1,086,319
500,000	Merrill Lynch & Co., Inc.	6.875%	04/25/18	589,655
500,000	Provident Cos.	7.000%	07/15/18	566,218

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)			March 31, 2014

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
500,000	MetLife Inc.	6.817%	08/15/18	$596,712
500,000	The Hartford Financial Services Group Inc.	6.000%	01/15/19	578,865
500,000	Royal Bank of Scotland Group, PLC (a)	5.250%	02/15/19	529,156
500,000	BB&T Corp.	6.850%	04/30/19	604,335
250,000	Berkley (WR) Corp.	6.150%	08/15/19	280,438
500,000	Prospect Capital Corp.	5.950%	09/15/19	488,017
500,000	Protective Life Corp.	7.375%	10/15/19	607,020
500,000	Prospect Capital Corp.	5.125%	11/15/19	481,917
1,629,000	Zions Bancorp	4.150%	11/15/19	1,615,657
500,000	Credit Suisse (a)	5.400%	01/14/20	556,727
500,000	Prospect Capital Corp.	4.000%	01/15/20	464,634
500,000	Morgan Stanley	5.500%	01/26/20	563,894
500,000	The Hartford Financial Services Group Inc.	5.500%	03/30/20	566,281
450,000	Compass Bancshares, Inc.	5.500%	04/01/20	475,069
537,000	Manufacturers & Traders Trust Co. (d)	5.585%	12/28/20	551,343
500,000	Wells Fargo & Co. (d)	2.000%	01/31/21	493,897
1,000,000	Nationwide Financial Services (e)	5.375%	03/25/21	1,101,786
500,000	Markel Corporation	5.350%	06/01/21	549,005
500,000	Goldman Sachs Group, Inc.	5.250%	07/27/21	553,495
500,000	Genworth Life Financial Inc.	7.625%	09/24/21	615,944
500,000	AFLAC, Inc.	4.000%	02/15/22	524,967
2,000,000	OneBeacon U.S. Holdings, Inc.	4.600%	11/09/22	2,000,706
1,000,000	Standard Chartered PLC (a)(e)	3.950%	01/11/23	955,242
500,000	Wells Fargo & Co.	3.450%	02/13/23	485,293
2,500,000	Assurant, Inc.	4.000%	03/15/23	2,464,000
1,000,000	Markel Corporation	3.625%	03/30/23	972,322
1,000,000	Citigroup Inc.	3.500%	05/15/23	943,450
2,000,000	Liberty Mutual Group Inc. (e)	4.250%	06/15/23	2,029,692
500,000	Ameriprise Financial, Inc.	4.000%	10/15/23	515,832
500,000	CNA Financial Corp.	7.250%	11/15/23	614,063
500,000	Pacific Life Insurance Co. (e)	7.900%	12/30/23	645,478
1,000,000	Moody's Corp.	4.875%	02/15/24	1,050,356
250,000	Liberty Mutual Insurance Co. (e)	8.500%	05/15/25	311,632
1,000,000	National Rural Utilites Cooperative Finance Corporation	3.000%	11/15/26	943,700
500,000	Citigroup Inc.	5.200%	01/25/27	502,300
250,000	Provident Cos.	7.250%	03/15/28	298,334
1,000,000	JPMorgan Chase & Co. (d)	3.000%	03/21/28	872,210
1,000,000	JPMorgan Chase & Co. (d)	3.000%	03/22/28	881,250
1,000,000	Royal Bank of Canada (a)	3.000%	05/10/28	862,481
500,000	Farmers Exchange Capital (e)	7.050%	07/15/28	634,841
500,000	Goldman Sachs Group, Inc. (d)	4.000%	07/30/28	485,284
500,000	Goldman Sachs Group, Inc.	4.250%	11/15/30	485,809
500,000	Goldman Sachs Group, Inc.	4.000%	02/15/31	495,367
500,000	Goldman Sachs Group, Inc.	4.300%	12/15/32	495,783
1,000,000	JPMorgan Chase & Co. (d)	3.250%	01/31/33	893,944
649,000	Lloyds TSB Bank PLC (a)(d)	3.400%	01/31/33	564,783
500,000	Barclays Bank, PLC (a)(d)	4.000%	10/09/37	453,754
1,000,000	Berkshire Hathaway Finance Corporation	4.400%	05/15/42	976,906
500,000	MetLife Inc.	4.125%	08/13/42	469,643
500,000	Swiss Re Treasury (e)	4.250%	12/06/42	466,519
500,000	Pacific Life Corp. (e)	5.125%	01/30/43	493,948
500,000	Berkshire Hathaway Finance Corporation	4.300%	05/15/43	477,895
500,000	Principal Financial Group	4.350%	05/15/43	471,157
				57,532,447

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)			March 31, 2014

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	HEALTH CARE 0.9%
500,000	United Health Group, Inc.	6.000%	02/15/18	$575,427
1,000,000	Quest Diagnostics, Inc.	4.700%	04/01/21	1,062,753
1,000,000	Laboratory Corporation of America Holdings	3.750%	08/23/22	993,255
1,000,000	Laboratory Corporation of America Holdings	4.000%	11/01/23	997,264
1,000,000	Mylan Inc.	4.200%	11/29/23	1,003,512
500,000	Wyeth	6.450%	02/01/24	614,976
				5,247,187
	INDUSTRIALS 3.2%
500,000	GATX Corp.	8.750%	05/15/14	504,757
500,000	Deluxe Corp.	7.000%	03/15/19	537,500
500,000	MASCO Corp.	7.125%	03/15/20	577,500
500,000	Pentair Ltd. (a)	5.000%	05/15/21	537,021
500,000	Idex Corporation	4.200%	12/15/21	512,070
500,000	MASCO Corp.	5.950%	03/15/22	542,500
1,000,000	URS Corp. (d)	5.000%	04/01/22	988,696
500,000	GATX Corp.	4.750%	06/15/22	532,286
500,000	Penske Truck Leasing Co., L.P. / PTL Finance Corp. (e)	4.875%	07/11/22	529,645
1,000,000	The ADT Corporation	3.500%	07/15/22	879,020
225,000	Pentair Ltd. (a)	3.150%	09/15/22	213,972
2,000,000	The Dun & Bradstreet Corporation	4.375%	12/01/22	1,998,554
1,000,000	GATX Corp.	3.900%	03/30/23	1,000,419
500,000	Ingersoll-Rand Co., Ltd. (a)(e)	4.250%	06/15/23	510,507
500,000	The ADT Corporation	4.125%	06/15/23	447,688
1,000,000	Flowserve Corporation	4.000%	11/15/23	1,001,978
500,000	Air Lease Corporation	4.850%	02/01/24	496,250
500,000	Pitney Bowes	4.625%	03/15/24	496,468
500,000	Toro Co.	7.800%	06/15/27	621,654
500,000	General Electric Cap Corp.	3.500%	05/15/32	483,652
500,000	General Electric Cap Corp.	4.000%	09/17/32	491,246
1,000,000	Eaton Corporation	4.000%	11/02/32	967,320
2,000,000	General Electric Cap Corp.	4.000%	02/14/33	1,961,132
1,000,000	Pitney Bowes	5.250%	01/15/37	1,092,323
590,000	Eaton Corporation	4.150%	11/02/42	551,015
500,000	Lockheed Martin Corporation	4.070%	12/15/42	468,884
				18,944,057
	INFORMATION TECHNOLOGY 3.4%
500,000	Western Union Co.	5.930%	10/01/16	553,642
500,000	Broadridge Financial Solutions, Inc.	6.125%	06/01/17	542,376
500,000	Dell Inc.	5.875%	06/15/19	515,000
500,000	Broadridge Financial Solutiions, Inc.	3.950%	09/01/20	507,306
500,000	Hewlett-Packard Company	3.750%	12/01/20	507,902
500,000	Dell Inc.	4.625%	04/01/21	471,250
750,000	Hewlett-Packard Company	4.300%	06/01/21	784,085
500,000	Motorola Solutions, Inc.	3.750%	05/15/22	493,631
1,000,000	Computer Sciences Corporation	4.450%	09/15/22	1,020,865
1,000,000	Hewlett-Packard Company	4.050%	09/15/22	1,014,698
2,025,000	Fiserv, Inc.	3.500%	10/01/22	1,977,734
1,000,000	Autodesk, Inc.	3.600%	12/15/22	954,889
2,500,000	Arrow Electronics, Inc.	4.500%	03/01/23	2,544,113
1,500,000	Motorola Solutions, Inc.	3.500%	03/01/23	1,433,950
2,000,000	Fidelity National Information Services, Inc.	3.500%	04/15/23	1,900,786
1,000,000	Altera Corporation	4.100%	11/15/23	1,005,936
2,500,000	Intel Corp.	4.000%	12/15/32	2,427,325
1,500,000	Western Union Co.	6.200%	11/17/36	1,500,585
				20,156,073

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)			March 31, 2014

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	MATERIALS 3.0%
500,000	International Paper Co.	5.250%	04/01/16	$539,068
500,000	Valspar Corp.	6.050%	05/01/17	547,140
500,000	Cliffs Natural Resources, Inc.	3.950%	01/15/18	502,570
350,000	PPG Industries	7.400%	08/15/19	413,769
500,000	Cliffs Natural Resources, Inc.	4.800%	10/01/20	490,941
1,000,000	Cliffs Natural Resources, Inc.	4.875%	04/01/21	974,037
500,000	Carpenter Technology	5.200%	07/15/21	526,299
175,000	The Mosaic Company	3.750%	11/15/21	175,867
1,000,000	FREEPORT-McMoRan Copper & Gold Inc.	3.550%	03/01/22	955,019
1,000,000	Newmont Mining Corp	3.500%	03/15/22	907,207
500,000	Barrick Gold Corporation (a)	3.850%	04/01/22	477,589
1,000,000	Domtar Corp.	4.400%	04/01/22	996,373
2,000,000	RPM International, Inc.	3.450%	11/15/22	1,882,128
500,000	Carpenter Technology	4.450%	03/01/23	501,630
1,000,000	Reliance Steel & Aluminum Co.	4.500%	04/15/23	1,001,133
1,000,000	Barrick Gold Corporation (a)	4.100%	05/01/23	948,635
2,000,000	NUCOR Corporation	4.000%	08/01/23	1,994,608
1,000,000	The Mosaic Company	4.250%	11/15/23	1,025,836
865,000	Union Carbide Corp.	7.500%	06/01/25	1,040,397
1,000,000	Alcoa Inc.	5.950%	02/01/37	968,863
1,000,000	Newmont Mining Corp.	4.875%	03/15/42	809,707
				17,678,816
	TELECOMMUNICATION SERVICES 0.3%
250,000	Verizon Communications, Inc.	6.350%	04/01/19	294,908
500,000	CenturyLink, Inc.	6.150%	09/15/19	540,625
500,000	U S West Capital Funding Inc.	6.875%	07/15/28	477,500
550,000	U S West Capital Funding Inc.	6.875%	09/15/33	542,379
				1,855,412
	UTILITIES 1.3%
500,000	Commonwealth Edison Co.	6.150%	09/15/17	575,171
250,000	Vectren Utility Holdings, Inc.	5.750%	08/01/18	278,971
250,000	South Jersey Gas Co.	7.125%	10/22/18	291,704
250,000	United Utilities PLC (a)	5.375%	02/01/19	269,704
2,000,000	PPL Energy Supply, LLC	4.600%	12/15/21	2,017,388
1,920,000	ONEOK, Inc.	4.250%	02/01/22	1,839,026
785,000	SCANA Corporation	4.125%	02/01/22	791,272
1,000,000	Exelon Generation Company, LLC	4.250%	06/15/22	1,014,177
500,000	Entergy Gulf States, Inc.	6.180%	03/01/35	500,138
				7,577,551

	TOTAL CORPORATE BONDS			169,271,432

	ASSET BACKED SECURITIES 1.6%
31,719	GATX Corp.	7.500%	02/28/15	32,750
450,000	American Airlines, Inc. (e)	7.500%	03/15/16	468,000
500,000	Delta Air Lines 2010-2 Class B Pass Thru Trust (e)	6.750%	05/23/17	529,250
387,488	Continental Airlines 2009-1 Class A Pass Through Trust	9.000%	01/08/18	442,705
389,554	American Airlines Pass Through Trust 2011-1 Pass Through Cert (e)	7.000%	07/31/19	410,493
192,448	Continental Airlines 1999-1 Class B Pass Through Trust	6.795%	02/02/20	202,955
672,447	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	07/12/20	705,666
381,383	Delta Airlines 2011-1 Pass Thru Cert	5.300%	10/15/20	415,708
730,688	America West Airlines, Inc.	8.057%	01/02/22	840,291
812,141	American Airlines 2011-1 Pass Through Trust	5.250%	07/31/22	880,198
202,092	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	230,385
375,893	Southwest Airlines Co.	6.150%	02/01/24	430,397
855,376	US Airways 2010-1 Class A Pass Through Cert	6.250%	10/22/24	967,109
439,066	US Airways 2011-1A PTT Equipment Trust Certificate	7.125%	04/22/25	509,317
615,000	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	621,150
1,000,000	United Airlines Pass Through Cert 2013-1A	4.300%	02/15/27	1,021,300
1,000,000	US Airways 2013 - 1A	3.950%	05/15/27	1,010,500
				9,718,174

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)			March 31, 2014

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	PREFERRED SECURITIES 0.9%
90,000	Affiliated Managers Group, Inc.	5.250%	10/15/22	$2,304,900
20,000	Pitney Bowes	5.250%	11/27/22	512,600
20,000	Stifel Financial	5.375%	12/31/22	511,800
10,000	Raymond James Financial Inc.	6.900%	03/15/42	261,000
20,000	Protective Life Corp.	6.000%	09/01/42	476,400
20,000	Selective Insurance Group	5.875%	02/09/43	447,600
40,000	Berkley (WR) Corp.	5.625%	04/30/53	861,600
10,000	Nextera Energy Capital	5.700%	03/01/72	238,500
				5,614,400

	TOTAL FIXED INCOME SECURITIES			$210,148,781
	(cost $208,095,370)

Shares
	COMMON STOCKS 60.4%
	CONSUMER DISCRETIONARY 3.4%
13,000	Genuine Parts Co.			$1,129,050
74,000	Home Depot, Inc.			5,855,620
12,500	Murphy USA Inc. (b)			507,375
13,000	Sturm, Ruger & Co., Inc.			777,400
190,000	Target Corp.			11,496,900
				19,766,345
	CONSUMER STAPLES 2.5%
84,000	General Mills, Inc.			4,352,880
15,000	The Hershey Co.			1,566,000
120,000	Hormel Foods Corp.			5,912,400
26,000	Kimberly-Clark Corp.			2,866,500
				14,697,780
	ENERGY 7.8%
63,000	BP p.l.c. ADR (f)			3,030,300
147,000	ConocoPhillips			10,341,450
145,000	Exxon Mobil Corp.			14,163,600
50,000	Murphy Oil Corp.			3,143,000
156,000	Schlumberger, Ltd. (a)			15,210,000
				45,888,350
	FINANCIALS 9.2%
26,000	American Express Co.			2,340,780
395,000	Associated Banc-Corp.			7,133,700
59,000	Bank of America Corp.			1,014,800
103,000	JPMorgan Chase & Co.			6,253,130
20,000	Lincoln National Corp.			1,013,400
205,000	Principal Financial Group			9,427,950
118,000	TCF Financial Corp.			1,965,880
35,000	The Travelers Cos., Inc.			2,978,500
343,000	U.S. Bancorp			14,700,980
156,000	Wells Fargo & Co.			7,759,440
				54,588,560
	HEALTH CARE 9.5%
120,000	Abbott Laboratories			4,621,200
80,000	Abbvie, Inc.			4,112,000
131,000	Baxter International Inc.			9,638,980
72,500	Bristol-Myers Squibb Co.			3,766,375
74,000	Eli Lilly & Co.			4,355,640
94,000	Johnson & Johnson			9,233,620
252,500	Medtronic, Inc.			15,538,850
150,000	Pfizer Inc.			4,818,000
				56,084,665

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)			March 31, 2014

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		INDUSTRIALS 16.4%
86,000		3M Co.	$11,666,760
7,666		Allegion Public Limited Company (a)	399,936
97,000		C.H. Robinson Worldwide, Inc.	5,081,830
251,000		Deluxe Corp.	13,169,970
220,000		Emerson Electric Co.	14,696,000
396,500		General Electric Co.	10,265,385
80,000		Graco, Inc.	5,979,200
90,000		Honeywell International Inc.	8,348,400
23,000		Ingersoll-Rand Co., Ltd. (a)	1,316,520
108,000		Pentair Ltd. ADR (a)	8,568,720
40,000		Toro Co.	2,527,600
152,000		United Parcel Service, Inc., Class B	14,801,760
			96,822,081
		INFORMATION TECHNOLOGY 5.7%
420,000		Corning Inc.	8,744,400
46,000		International Business Machines Corp.	8,854,540
91,000		MTS Systems Corp.	6,232,590
601,000		Western Union Co.	9,832,360
			33,663,890
		MATERIALS 3.6%
92,000		Bemis Co., Inc.	3,610,080
14,000		Ecolab, Inc.	1,511,860
154,000		H.B. Fuller Co.	7,435,120
124,000		Valspar Corp.	8,942,880
			21,499,940
		UTILITIES 2.3%
52,000		ALLETE, Inc.	2,725,840
166,000		MDU Resources Group, Inc.	5,695,460
173,000		Xcel Energy Inc.	5,252,280
			13,673,580

		TOTAL COMMON STOCKS	$356,685,191
		(cost $220,174,534)

		PREFERRED STOCKS 0.1%
		TELECOMMUNICATION SERVICES 0.1%
20,000		Verizon Communications, Inc. (b)	$499,200

		UTILITIES 0.0%
10,000		SCE Trust I	227,400

		TOTAL PREFERRED STOCKS	$726,600
		(cost $753,000)

		SHORT-TERM INVESTMENTS 3.5%
20,879,802		First American Prime Obligations Fund, Class Z, 0.02% (c)	$20,879,802
		(cost $20,879,802)

		TOTAL INVESTMENTS 99.4%	$588,440,374
		(cost $449,902,706)

		OTHER ASSETS AND LIABILITIES (NET) 0.6%	3,235,165

		TOTAL NET ASSETS 100.0%	$591,675,539

	(a)	Foreign security denominated in U.S. dollars. As of March 31, 2014, these securities represented $36,417,901 or 6.2% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2014.
	(d)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2014.
	(e)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees. As of March 31, 2014, these securities represented $15,931,732 or 2.7% of total net assets.

	(f)	American Depositary Receipt.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Mairs and Power, Inc.

	See accompanying Notes to Schedules of Investments.

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2014

Shares	Security Description	Fair Value
	COMMON STOCKS 98.0%
	CONSUMER DISCRETIONARY 7.6%
26,300	Buffalo Wild Wings, Inc. (b)	$3,916,070
28,200	Cabela's Inc. (b)	1,847,382
119,185	Gentherm, Inc. (b)	4,138,103
		9,901,555
	CONSUMER STAPLES 2.0%
38,900	Casey's General Stores, Inc.	2,629,251

	ENERGY 5.3%
173,800	Kodiak Oil & Gas Corp. (a)(b)	2,109,932
169,900	Northern Oil and Gas, Inc. (b)	2,483,938
54,700	Oasis Petroleum Inc. (b)	2,282,631
		6,876,501
	FINANCIALS 15.9%
124,300	Agree Realty Corporation	3,779,963
222,600	Associated Banc-Corp.	4,020,156
291,313	Bank Mutual Corporation	1,846,924
128,500	PrivateBancorp, Inc.	3,920,535
117,900	TCF Financial Corp.	1,964,214
17,900	Waddell & Reed Financial, Inc.	1,317,798
80,800	Wintrust Financial Corporation	3,931,728
		20,781,318
	HEALTH CARE 8.8%
46,200	Landauer, Inc.	2,094,246
45,300	Patterson Cos., Inc.	1,891,728
45,900	Techne Corp.	3,918,483
134,821	Vascular Solutions, Inc. (b)	3,530,962
		11,435,419
	INDUSTRIALS 30.7%
102,600	Apogee Enterprises, Inc.	3,409,398
85,600	Badger Meter, Inc.	4,716,560
29,900	Chart Industries, Inc. (b)	2,378,545
91,900	Deluxe Corp.	4,821,993
44,839	G&K Services, Inc., Class A	2,742,802
44,400	Generac Holdings, Inc.	2,618,268
33,400	Graco, Inc.	2,496,316
60,900	Hub Group, Inc. (b)	2,435,391
106,500	The Manitowoc Company, Inc.	3,349,425
64,500	Oshkosh Corporation	3,797,115
33,500	Proto Labs, Inc. (b)	2,266,945
22,700	Snap-on Incorporated	2,575,996
37,600	Toro Co.	2,375,944
		39,984,698
	INFORMATION TECHNOLOGY 13.7%
46,900	Advent Software, Inc.	1,376,984
106,100	Cray Inc. (b)	3,959,652
17,393	Echo Global Logistics, Inc. (b)	318,640
150,374	MOCON, Inc. (d)	2,508,238
47,200	MTS Systems Corp.	3,232,728
58,434	NVE Corporation (b)	3,333,075
26,400	SPS Commerce, Inc. (b)	1,622,280
200,240	VASCO Data Security International, Inc. (b)	1,509,810
		17,861,407
	MATERIALS 7.8%
100,400	Bemis Co., Inc.	3,939,696
89,100	Hawkins, Inc.	3,273,534
41,600	Valspar Corp.	3,000,192
		10,213,422

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)			March 31, 2014

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		UTILITIES 6.2%
72,500		ALLETE, Inc.	$3,800,450
126,600		MDU Resources Group, Inc.	4,343,646
			8,144,096

		TOTAL COMMON STOCKS	$127,827,667
		(cost $99,175,744)

		SHORT-TERM INVESTMENTS 2.1%
2,739,010		First American Prime Obligations Fund, Class Z, 0.02% (c)	$2,739,010
		(cost $2,739,010)

		TOTAL INVESTMENTS 100.1%	$130,566,677
		(cost $101,914,754)

		OTHER ASSETS AND LIABILITIES (NET) (0.1)%	(165,065)

		TOTAL NET ASSETS 100.0%	$130,401,612

	(a)	Foreign security denominated in U.S. dollars. As of March 31, 2014, these securities represented $2,109,932 or 1.6% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2014.
	(d)	Illiquid security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Mairs and Power, Inc.

	See accompanying Notes to Schedules of Investments.

Mairs & Power Funds Trust
NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	March 31, 2014

Security Valuations
The Mairs & Power Funds Trust (the Trust) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).  Mairs & Power Growth Fund (the Growth Fund), Mairs & Power Balanced Fund (the Balanced Fund), and Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund and collectively the Funds) are series within the Trust.  Security valuations for the Funds’ investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold. As of March 31, 2014, no securities in the Funds were valued using this method.

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the net assets of each Fund as of March 31, 2014:

NOTES TO SCHEDULES OF INVESTMENTS (unaudited) (continued)			March 31, 2014

	Growth Fund	Balanced Fund	Small Cap Fund
Level 1*	$4,113,900,075	$383,905,993	$130,566,677
Level 2**	-	204,534,381	-
Level 3	-	-	-
Total	$4,113,900,075	$588,440,374	$130,566,677

*   All Level 1 investments are equity securities (common stocks and preferred stocks and securities) and short-term investments.
** All Level 2 investments are fixed income securities, excluding preferred securities.

For detail of securities by major sector classification for the Funds, please refer to the Schedules of Investments.

The Funds had no transfers amongst levels during the period and did not hold any Level 3 investments at either March 31, 2014 or December 31, 2013.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:
	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$2,084,675,163	$428,826,291	$86,222,918
Gross unrealized appreciation	$1,913,311,633	$143,023,727	$26,428,872
Gross unrealized depreciation	(38,648,912)	(12,587,187)	(507,308)
Net unrealized appreciation	$1,874,662,721	$130,436,540	$25,921,564
Undistributed ordinary income	$-	$72,872	$-
Undistributed long-term capital gains	947,485	266	-
Total distributable earnings	$947,485	$73,138	$-
Other accumulated earnings	-	-	(291,791)
Total accumulated earnings	$1,875,610,206	$130,509,678	$25,629,773

Transactions With Affiliated Companies
The Growth Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2014. As a result, these companies are deemed to be affiliates of the Growth Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance 12/31/13	Purchases	Sales	Balance 03/31/14	Dividend Income	Fair Value at 03/31/14
MTS Systems Corp.	1,200,000	-	-	1,200,000	$360,000	$82,188,000
NVE Corporation	486,185	-	-	486,185	-	27,731,992
					$360,000	$109,919,992

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mairs & Power Funds Trust

By (Signature and Title)           /s/ William B. Frels
    William B. Frels, President

Date         5/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ William B. Frels
       William B. Frels, President
      (Principal Executive Officer)

Date         5/22/14

By (Signature and Title)*           /s/ Andrea C. Stimmel
              Andrea C. Stimmel, Treasurer
      (Principal Financial Officer)

Date         5/22/14

* Print the name and title of each signing officer under his or her signature.